Intangible asset, net (Details Narrative) - Land Use Rights [Member]			3 Months Ended		12 Months Ended
	Oct. 21, 2020 USD ($)	Oct. 21, 2020 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	50 years	50 years
Finite-lived intangible assets acquired	$ 2,064,554	¥ 13,729,900
Exchange rate	0.1504	0.1504
Amortization of intangible assets			$ 11,675	$ 11,095	$ 42,906	$ 46,039